Document and Entity Information	12 Months Ended
	Dec. 31, 2013	Mar. 05, 2014	Jun. 30, 2013 USD ($)	Jun. 30, 2013 AUD
Document And Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY
Entity Registrant Name	UNIVERSAL BIOSENSORS INC
Entity Central Index Key	0001279695
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding		175,608,938
Entity Public Float			$ 76,990,094	83,008,188